Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Schedule of capital commitments

	Total	Less than One Year	1‑3 Years	3‑5 Years
Capital commitments	6,320,465	6,301,199	19,266	—

Schedule of purchase obligations

	Total	Less than One Year	1‑3 Years	3‑5 Years
Purchase obligations	7,303,842	7,165,992	137,850	—